Special Purpose Statements of Revenues and Direct Expenses - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues:
Total revenue	$ 468,032			$ 254,834
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member]
Revenues:
Total revenue	3,109,542	$ 4,339,441	$ 5,059,665	5,449,116
Direct expenses
Total Direct expenses	4,907,961	4,948,668	6,563,100	7,268,237
Net loss	(1,798,419)	(609,227)	(1,503,435)	(1,819,121)
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | Fabrication Services Revenue [Member]
Revenues:
Total revenue	1,711,180	2,234,878	2,872,939	5,018,139
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | Grant Revenue [Member]
Revenues:
Total revenue	1,140,081	1,847,912	1,847,912	200,680
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | Rental Revenue [Member]
Revenues:
Total revenue	258,281	256,651	338,814	230,297
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | Salaries and Wages [Member]
Direct expenses
Total Direct expenses	1,823,546	1,783,074	2,425,079	2,610,765
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | Utilities [Member]
Direct expenses
Total Direct expenses	1,029,803	821,904	1,132,403	1,248,154
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | Fringe Benefits [Member]
Direct expenses
Total Direct expenses	802,533	759,092	1,032,409	1,075,071
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | Repairs, Maintenance and Supplies [Member]
Direct expenses
Total Direct expenses	712,003	652,342	890,596	836,114
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | Lease and Services Equipment [Member]
Direct expenses
Total Direct expenses	64,247	503,812	557,156	567,752
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | General Services [Member]
Direct expenses
Total Direct expenses	303,126	251,598	273,274	617,253
The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member] | Other [Member]
Direct expenses
Total Direct expenses	$ 172,703	$ 176,846	$ 252,183	$ 313,128